Share Based Payment - Summary of Measurement Used to Determine Fair Values of ESOPs (Detail) - Employee Stock Options [Member]	12 Months Ended
Mar. 31, 2020 USD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at grant date (USD) | $ / shares	$ 2,302
Exercise price (USD) | $ / shares	$ 2,229
Risk-free interest rate	1.50%
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value at grant date (USD) | $	$ 722
Expected volatility	43.80%
Expected term | yr	3
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value at grant date (USD) | $	$ 1,014
Expected volatility	49.00%
Expected term | yr	5